Financial and capital risk management (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow (inflow)	$ 567	$ (83)	$ (197)
Euro Fixed Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities		7
Derivatives settlement cash outflow (inflow)	4
Derivatives settlement cash outflow (inflow)
Derivative assets, notional amount		150
Derivative receivable interest rate	0.00%
Derivative liabilities, notional amount		150
Derivative payable interest rate	0.00%
Euro Fixed Rate Versus U S Fixed Rate Swap [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
S O F R Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(24)
Derivatives settlement cash outflow (inflow)	4
Derivatives settlement cash outflow (inflow)	10
Derivative assets, notional amount	2,300
Derivative liabilities, notional amount	$ 2,300
Derivative payable interest rate	3.60%
S O F R Versus U S Fixed Rate Swap [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 4
S O F R Versus U S Fixed Rate Swap [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ (28)